INVENTORY	12 Months Ended
Dec. 31, 2023
INVENTORY

7. INVENTORY

	December 31, 2023	December 31, 2022
Process material stockpiles	$4,050	$2,788
Concentrate inventory	2,448	1,617
Materials and supplies	2,328	1,855
	$8,826	$6,260

The amount of inventory recognized as an expense for the year ended December 31, 2023 totalled $36,070 (2022 – $28,795). See Note 17 for further details. During the year ended December 31, 2023, the Company wrote down $270 of materials and supplies inventory due to obsolescence (year ended December 31, 2022 – Nil).